UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS





THE ADVISORS' INNER CIRCLE FUND                                  ICM SMALL COMPANY PORTFOLIO
                                                                JANUARY 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.5%
---------------------------------------------------------------------------------------------

                                                                   SHARES            VALUE
                                                              --------------  ---------------
AUTO & TRANSPORTATION -- 5.4%
    American Axle & Manufacturing Holdings                         455,000 $       12,216,750
    BorgWarner                                                     420,600         22,582,014
    Celadon Group*                                                 151,700          3,611,977
    CSK Auto*                                                      474,200          7,478,134
    JLG Industries                                                 545,400          9,604,494
    Swift Transportation*                                          748,300         16,687,090
    TBC*                                                           252,800          6,456,512
                                                                              ----------------
                                                                                   78,636,971
                                                                              ----------------
CONSUMER DISCRETIONARY -- 19.2%
    4Kids Entertainment*                                           332,200          6,122,446
    Action Performance                                             131,800          1,383,900
    Brown Shoe                                                     260,000          7,529,600
    Buckle                                                         169,700          4,855,117
    CBRL Group                                                     294,200         12,094,562
    Central Garden and Pet*                                        252,800         10,359,744
    CNS                                                            371,700          5,694,444
    Corinthian Colleges*                                           390,300          7,505,469
    Finlay Enterprises*                                            300,700          5,039,732
    Fred's                                                         369,400          6,084,018
    FTI Consulting*                                                375,000          7,275,000
    Furniture Brands International                                 404,500          9,586,650
    G&K Services                                                   227,500         10,144,225
    Genlyte Group*                                                  80,400          6,432,804
    Hancock Fabrics                                                369,100          3,314,518
    Haverty Furniture                                              325,000          5,817,500
    Ionics*                                                        254,600         11,166,756
    John B. Sanfilippo & SON*                                      249,800          6,449,836
    MAXIMUS*                                                       463,000         13,927,040
    Men's Wearhouse*                                               364,000         12,110,280
    Mohawk Industries*                                              91,000          8,054,410
    Navigant International*                                        556,100          7,212,617
    Pier 1 Imports                                                 576,400         10,208,044
    ProQuest*                                                      374,100         11,791,632
    Ralcorp Holdings                                               414,600         18,242,400
    Rex Stores*                                                    350,900          5,109,104
    Ruby Tuesday                                                   429,000         10,913,760
    Scholastic*                                                    239,100          8,189,175
    ShopKo Stores*                                                 353,900          6,380,817
    Standard Parking*                                              155,000          2,351,350
    Thomas Nelson                                                  116,000          2,592,600
    Toro                                                           204,800         17,049,600
    West*                                                          556,100         18,568,179
                                                                              ----------------
                                                                                  279,557,329
                                                                              ----------------
ENERGY -- 5.5%
    Equitable Resources                                            313,500         17,882,040
    Oceaneering International*                                     472,300         17,999,353
    Penn Virginia                                                  525,800         22,272,888
    St. Mary Land & Exploration                                    262,900         11,307,329
    Unit*                                                          262,900          9,606,366
                                                                              ----------------
                                                                                   79,067,976
                                                                              ----------------




THE ADVISORS' INNER CIRCLE FUND                                  ICM SMALL COMPANY PORTFOLIO
                                                                JANUARY 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
---------------------------------------------------------------------------------------------
                                                                   SHARES            VALUE
                                                              --------------  ---------------
FINANCIAL SERVICES -- 11.8%
    Capital Corp. of the West                                       25,100 $        1,133,265
    Coinstar*                                                      504,400         12,610,000
    Colonial BancGroup                                             428,000          8,637,040
    CVB Financial                                                  431,000          8,352,780
    Dime Community Bancshares                                      496,500          8,167,425
    First Niagara Financial Group                                  543,000          7,411,950
    Hanmi Financial                                                208,104          7,393,935
    Hub International Ltd.                                         459,600          8,608,308
    Investors Financial Services                                   311,400         15,697,674
    John H Harland                                                 553,200         20,136,480
    NDCHealth                                                      535,000          8,324,600
    Prosperity Bancshares                                          495,500         13,764,990
    Reinsurance Group of America                                   157,700          7,415,054
    Scottish Re Group                                              500,900         11,555,763
    Sterling Bancorp/NY                                            118,680          3,222,162
    Triad Guaranty*                                                192,100         10,394,531
    UCBH Holdings                                                  262,900         11,586,003
    West Coast Bancorp/OR                                          310,300          7,534,084
                                                                              ----------------
                                                                                  171,946,044
                                                                              ----------------
HEALTH CARE -- 9.5%
    Apria Healthcare Group*                                        439,800         14,425,440
    Bio-Rad Laboratories*                                          300,000         17,637,000
    Conmed*                                                        505,600         14,687,680
    Covance*                                                       254,900         10,833,250
    Dentsply International                                         300,000         16,821,000
    Genesis HealthCare*                                            265,400          9,204,072
    Hooper Holmes                                                1,102,600          5,568,130
    Medical Action Industries*                                      24,300            449,064
    Merit Medical Systems*                                         182,100          2,582,178
    NeighborCare*                                                  525,000         15,398,250
    Omnicare                                                       530,900         16,325,175
    Quinton Cardiology Systems*                                    574,000          5,516,714
    Vital Signs                                                    202,200          8,120,352
                                                                              ----------------
                                                                                  137,568,305
                                                                              ----------------
MATERIALS & PROCESSING -- 13.7%
    Aptargroup                                                     444,900         21,573,201
    Armor Holdings*                                                351,500         15,455,455
    Cambrex                                                        444,900          9,925,719
    Clarcor                                                        305,100         16,618,797
    Eagle Materials                                                151,700         12,099,592
    Griffon*                                                       808,900         21,783,677
    Hughes Supply                                                  677,500         20,582,450
    Kaydon                                                         285,100          8,846,653
    MacDermid                                                      525,800         16,899,212
    Minerals Technologies                                          294,600         18,406,608
    Nordson                                                          9,000            338,670
    Northwest Pipe*                                                175,000          3,977,750
    Precision Castparts                                            105,297          7,402,379
    Quaker Chemical                                                303,300          6,945,570
    Spartech                                                       758,400         17,610,048
                                                                              ----------------
                                                                                  198,465,781
                                                                              ----------------




THE ADVISORS' INNER CIRCLE FUND                                  ICM SMALL COMPANY PORTFOLIO
                                                                JANUARY 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
---------------------------------------------------------------------------------------------
                                                                   SHARES            VALUE
                                                              --------------  ---------------
PRODUCER DURABLES -- 12.4%
    Ametek                                                         586,500 $       22,404,300
    Baldor Electric                                                127,000          3,559,810
    Belden CDT                                                     295,300          5,997,543
    C&D Technologies                                               545,400          8,284,626
    Diebold                                                        262,900         14,154,536
    Entegris*                                                      923,600          8,210,804
    ESCO Technologies*                                             183,400         13,169,954
    Heico                                                          751,900         12,391,312
    MDC Holdings                                                   333,000         24,242,400
    Photronics*                                                    245,800          3,687,000
    Pulte Homes                                                    180,000         11,894,400
    Quixote                                                        283,100          5,659,169
    Regal-Beloit                                                   384,200         11,579,788
    Ryland Group                                                   290,000         18,812,300
    Teleflex                                                       125,000          6,343,750
    Ultratech*                                                     429,700          6,363,857
    Woodhead Industries                                            242,700          3,601,668
                                                                              ----------------
                                                                                  180,357,217
                                                                              ----------------
REAL ESTATE INVESTMENT TRUSTS -- 4.8%
    AMLI Residential Properties Trust                              192,100          5,593,952
    Camden Property Trust                                          141,600          6,415,896
    First Industrial Realty Trust                                  126,400          4,944,768
    LaSalle Hotel Properties                                       250,000          7,585,000
    Liberty Property Trust                                         177,000          6,911,850
    Mack-Cali Realty                                               101,100          4,244,178
    Mills                                                          237,600         13,288,968
    Parkway Properties, Inc./MD                                    101,100          4,701,150
    Prentiss Properties Trust                                      177,000          6,341,910
    Ramco-Gershenson Properties                                    140,700          3,967,740
    Reckson Associates Realty                                      202,200          6,203,496
                                                                              ----------------
                                                                                   70,198,908
                                                                              ----------------
TECHNOLOGY -- 14.2%
    Adaptec*                                                     1,476,300          8,857,800
    Analogic                                                       161,000          6,602,610
    Ansys*                                                         283,600          9,160,280
    CCC Information Services Group*                                240,154          5,569,171
    CommScope*                                                     702,200         10,554,066
    EMS Technologies*                                              374,100          5,779,845
    Excel Technology*                                              172,000          3,990,400
    Imation                                                        530,900         18,310,741
    Insight Enterprises*                                           380,200          7,356,870
    Itron*                                                         481,300         11,093,965
    Kemet*                                                         938,300          7,928,635
    Magma Design Automation*                                       491,100          6,629,850
    Mantech International*                                         739,400         15,934,070
    Mentor Graphics*                                             1,057,300         14,728,189
    Moldflow*                                                      194,000          3,278,600
    Mykrolis*                                                      738,100          9,735,539
    Radisys*                                                       305,000          5,322,250
    Rogers*                                                        165,000          7,015,800
    Tekelec*                                                       458,000          8,358,500
    Tetra Tech*                                                    696,600         10,330,578
    THQ*                                                           310,100          6,899,725




THE ADVISORS' INNER CIRCLE FUND                                  ICM SMALL COMPANY PORTFOLIO
                                                                JANUARY 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
---------------------------------------------------------------------------------------------
                                                                   SHARES            VALUE
                                                              --------------  ---------------
TECHNOLOGY -- (CONTINUED)
    Tier Technologies*                                             686,900 $        5,708,139
    Trimble Navigation*                                            326,500         11,610,340
    Varian Semiconductor Equipment Associates*                     140,500          4,816,340
                                                                              ----------------
                                                                                  205,572,303
                                                                              ----------------

    TOTAL COMMON STOCK
        (Cost $914,202,274)                                                     1,401,370,834
                                                                              ----------------

---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.6%
---------------------------------------------------------------------------------------------
                                                                   FACE
                                                                  AMOUNT
                                                              --------------
    ABN-AMRO 2.25%, dated 01/31/05, due 02/01/05, to be
    repurchased at $52,868,252 (collateralized by a
    zero-coupon mortgage obligation, valued at
    $52,865,544, 03/09/05, total market value
    $53,922,855)
    (Cost $52,864,948)                                    $     52,864,948         52,864,948
                                                                              ----------------

    TOTAL INVESTMENTS+ -- 100.1%
        (Cost $967,067,222)                                                  $  1,454,235,782
                                                                              ================


PERCENTAGES ARE BASED ON NET ASSETS OF $1,453,390,447.
*    NON-INCOME PRODUCING SECURITY
LTD. LIMITED
MD   MARYLAND
NY   NEW YORK
OR   OREGON

+ AT JANUARY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $967,067,222 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $524,942,043 AND ($37,773,483), RESPECTIVELY.

FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.










ICM-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


By (Signature and Title)*                    /s/ Peter J. Golden
                                             -------------------
                                             Peter J. Golden
                                             Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.